4. Right of Use Leased Asset (Sept 2019 Note) (Tables)	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
Schedule of right of use asset
September 30, 2019
Right Of Use Leased Assets
Office Lease Asset	$4,387,955
Printer Lease Asset	12,374
Right Of Use Asset, Gross	4,400,329

Less Accumulated Amortization
Office Lease Accumulated Amortization	278,066
Printer Lease Accumulated Amortization	6,731
Accumulated Amortization	284,797

Right Of Use Asset, Net	$4,115,532